Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
A condensed summary of the financial information for equity accounted investments partially owned by the Company shown on a
100
% basis is as follows:

	December 31, 2020
	Spacegas Inc.	Financial Power Inc.	Cannes View Inc.	Colorado Oil and Gas Inc	Frost Investments Corp Inc.	MGC Agressive Holdings Inc.

Current assets	2,163,484	2,359,816	1,267,542	1,126,697	10,831,800	5,096,668
Non-current assets	12,559,048	12,575,608	13,801,972	12,335,790	19,464,419	82,809,937
Current liabilities	1,118,776	1,491,243	1,440,769	2,688,747	2,575,067	8,315,433
Long-term liabilities	4,855,255	4,855,255	7,050,860	6,169,497	9,384,573	40,958,366
Revenues	3,222,037	3,481,799	2,764,359	2,704,455	6,866,426	18,409,814
Operating income/(loss)	451,895	935,869	(645,197)	(817,717)	3,122,539	4,869,260
Net income/(loss)	246,616	728,428	(1,019,886)	(1,155,342)	2,656,770	3,882,812

	December 31, 2021
	Spacegas Inc.	Financial Power Inc.	Cannes View Inc.	Colorado Oil and Gas Inc	Frost Investments Corp Inc.	MGC Agressive Holdings Inc.

Current assets	2,347,954	3,112,192	1,630,592	1,017,765	13,208,202	23,228,225
Non-current assets	11,900,116	11,924,795	13,071,670	11,870,528	18,532,414	56,221,031
Current liabilities	1,426,492	1,506,835	1,687,929	3,231,113	2,247,545	5,357,705
Long-term liabilities	4,178,256	4,178,256	6,307,812	5,519,327	8,008,092	22,799,849
Revenues	3,023,283	3,464,824	4,227,682	3,154,728	7,162,657	17,468,871
Operating income/(loss)	26,559	893,121	396,337	(216,091)	3,509,152	13,857,864
Net (loss)/income	(105,179)	762,975	128,636	(466,393)	3,148,404	12,918,760